Shareholders' Equity - Summary of Stock Options (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 Carats $ / shares	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Carats	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Carats
Disclosure of Shareholder's Equity [Abstract]
Number of options, Balance at beginning of year	2,455,002	2,455,002				3,518,335
Number of options, Granted during the year	3,101,042	3,085,000		3,085,000
Number of options, Expired during the year		(200,000)				(980,000)
Number of options, Forfeited during the year		(660,001)				(83,333)
Number of options, Balance at end of the year		4,680,001		4,680,001		2,455,002
Number of options, Options exercisable at the end of the year		1,531,667	1,531,667	1,531,667	1,531,667	1,711,669		1,531,667
Weighted average exercise price, Balance at beginning of year	$ 2.89		$ 2.89			$ 3.26
Weighted average exercise price, Granted during the year			0.63
Weighted average exercise price, Expired during the period			6.66			4.29
Weighted average exercise price, Forfeited during the year			2.08			2.17
Weighted average exercise price, Balance at end of the year | (per share)			$ 1.36		$ 1.36	2.89
Weighted average exercise price, Options exercisable at the end of the year						$ 3.51	$ 2.72